Major Customer And Geographic Information (Schedule Of Revenues By Areas Of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenue		$ 3,683,684	$ 3,377,825	$ 3,260,219
Airborne Systems
Revenue from External Customer [Line Items]
Revenue		1,470,082	1,272,075	1,242,286
Land Vehicles Systems
Revenue from External Customer [Line Items]
Revenue		649,141	503,878	408,003
C4 ISR Systems
Revenue from External Customer [Line Items]
Revenue		1,130,092	1,144,789	1,220,917
Electro-Optic Systems
Revenue from External Customer [Line Items]
Revenue		333,855	341,215	276,029
Others
Revenue from External Customer [Line Items]
Revenue	[1]	$ 100,514	$ 115,868	$ 112,984

[1]	Mainly non-defense engineering and production services.